[Logo] PIONEER Investments(R)





March 4, 2016



VIA ELECTRONIC TRANSMISSION
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Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC  20549

Re:     Pioneer Series Trust VII (the "Trust")
        File Nos. 333-62166 and 811-10395
        CIK No. 0001140157

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we certify that the forms of prospectuses relating to Pioneer Global Multisector Income Fund and Pioneer Global High Yield Fund, each a series of the Trust, which would have been filed under paragraph (c) of Rule 497, does not differ from those contained in Post-Effective Amendment No. 29 to the Trust's registration statement on Form N-1A, filed electronically on February 23, 2016 (Accession No. 0000276776-16-000137).

If you have any questions concerning the foregoing certification, please contact me at (617) 422-4388.

Very truly yours,



/s/ Daniel J. Hynes
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   Daniel J. Hynes
   Senior Legal Product Manager


cc:     Christopher J. Kelley, Esq.
        Toby R. Serkin, Esq.



Pioneer Investment Management, Inc.
60 State Street
Boston, MA  02109-1820




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